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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment [ ] Amendment Number: __________

   This Amendment (Check only one): [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Atlas Capital Management, L.P.
Address: 8214 Westchester Drive, Suite 650
         Dallas, Texas 75225

Form 13F File Number: 28-10778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert H. Alpert
Title: President of RHA, Inc., general partner of
       Atlas Capital Management, L.P.
Phone: (214) 999-6082

Signature, Place and Date of Signing:

        /s/ Robert H. Alpert               Dallas, Texas       February 17, 2009
-------------------------------------   --------------------   -----------------
             (Signature)                   (City, State)            (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:            33
Form 13F Information Table Value Total:        82,620
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form File No.  Manager Name
---   -------------  ------------

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
             Column 1                  Column 2     Column 3  Column 4       Column 5       Column 6  Column 7        Column 8
---------------------------------- --------------- --------- ---------- ------------------ ---------- -------- ---------------------
                                                                                                                  Voting Authority
                                       Title of                 Value    Shrs or  SH/ Put/ Investment   Other  ---------------------
          Name of Issuer                Class        CUSIP   (x $1,000)  prn amt  PRN Call Discretion Managers    Sole   Shared None
---------------------------------- --------------- --------- ---------- --------- --- ---- ---------- -------- --------- ------ ----
Alesco Financial, Inc.             NOTE 7.625% 5/1 014485AB2    3,865   6,550,000 PRN      SOLE          --    6,550,000    0     0
Allegheny Energy, Inc.             COM             017361106    3,946     116,527 SH       SOLE          --      116,527    0     0
Annaly Cap Mgmt Inc.               COM             035710409      516      32,500 SH       SOLE          --       32,500    0     0
AspenBio Pharma, Inc.              COM             045346103    1,046     169,597 SH       SOLE          --      169,597    0     0
Berkshire Hathaway Inc. Del        CL B            084670207    2,298         715 SH       SOLE          --          715    0     0
BOK Financial Corp.                COM NEW         05561Q201      567      14,037 SH       SOLE          --       14,037    0     0
Brink's Company                    COM             109696104    4,717     175,500 SH       SOLE          --      175,500    0     0
Brinks Home Sec Hldgs Inc.         COM             109699108    5,954     271,643 SH       SOLE          --      271,643    0     0
China Information Sec Tech         COM             16944F101    2,572     714,581 SH       SOLE          --      714,581    0     0
China Transinfo Technlgy Corp      COM             169453107      720     236,078 SH       SOLE          --      236,078    0     0
Chinacast Edu Corp.                COM             16946T109      254     100,000 SH       SOLE          --      100,000    0     0
Commscope, Inc.                    COM             203372107    1,243      80,000 SH       SOLE          --       80,000    0     0
EBay, Inc.                         COM             278642103    2,234     160,000 SH       SOLE          --      160,000    0     0
EXCO Resources, Inc.               COM             269279402    5,889     650,000 SH       SOLE          --      650,000    0     0
Fairfax Financial Holdings Ltd.    SUB VTG         303901102    8,235      26,275 SH       SOLE          --       26,275    0     0
Fairfax Financial Holdings Ltd.    COM             343412102      673      15,000 SH       SOLE          --       15,000    0     0
GHL Acquisition Corp.              COM             36172H108    1,521     169,000 SH       SOLE          --      169,000    0     0
Guaranty Financial Group, Inc.     COM             40108N106    2,594     993,823 SH       SOLE          --      993,823    0     0
Haynes Int'l, Inc.                 COM NEW         420877201      554      22,500 SH       SOLE          --       22,500    0     0
Heckmann Corporation               COM             422680108    3,999     707,866 SH       SOLE          --      707,866    0     0
Heckmann Corporation               W EXP 11/09/201 422680116      130     112,800 SH       SOLE          --      112,800    0     0
Holly Corp.                        COM PAR $.01    435758305    2,524     138,472 SH       SOLE          --      138,472    0     0
Kinross Gold Corporation           COM NO PAR      496902404    1,474      80,000 SH       SOLE          --       80,000    0     0
Kona Grill, Inc.                   COM             50047H201      220     100,000 SH       SOLE          --      100,000    0     0
Learning Tree Int'l, Inc.          COM             522015106      482      56,596 SH       SOLE          --       56,596    0     0
Liberty Acquisition Holdings Corp. COM             53015Y107    1,492     180,000 SH       SOLE          --      180,000    0     0
Odyssey RE Holdings Corp.          COM             67612W108    2,331      45,000 SH       SOLE          --       45,000    0     0
Perficient, Inc.                   COM             71375U101    3,386     708,298 SH       SOLE          --      708,298    0     0
Texas Industries, Inc.             COM             882491103    1,208      35,000 SH       SOLE          --       35,000    0     0
TFS Financial Corp.                COM             87240R107    1,226      95,000 SH       SOLE          --       95,000    0     0
Turbochef Technologies, Inc.       COM NEW         900006206    1,645     335,000 SH       SOLE          --      335,000    0     0
Wendy's Arby's Group Inc.          COM             950587105    2,964     600,000 SH       SOLE          --      600,000    0     0
Zhongpin, Inc.                     COM             98952K107   10,141     845,074 SH       SOLE          --      845,074    0     0
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